UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 06258)

Exact name of registrant as specified in charter:	Putnam Arizona Tax Exempt Income Fund

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: May 31, 2010

Date of reporting period: February 28, 2010

Item 1. Schedule of Investments:

Putnam Arizona Tax Exempt Income Fund

The fund's portfolio
2/28/10 (Unaudited)

Key to holding's abbreviations
AGM -- Assured Guaranty Municipal Corporation
AGO -- Assured Guaranty, Ltd.
AMBAC -- AMBAC Indemnity Corporation
Cmnwlth. of PR Gtd. -- Commonwealth of Puerto Rico Guaranteed
COP -- Certificates of Participation
FGIC -- Financial Guaranty Insurance Company
FHA Insd. -- Federal Housing Administration Insured
FHLMC Coll. -- Federal Home Loan Mortgage Corporation Collateralized
FNMA Coll. -- Federal National Mortgage Association Collateralized
G.O. Bonds -- General Obligation Bonds
GNMA Coll. -- Government National Mortgage Association Collateralized
NATL -- National Public Finance Guarantee Corp.
U.S. Govt. Coll. -- U.S. Government Collateralized

MUNICIPAL BONDS AND NOTES (96.9%)(a)
	Rating(RAT)	Principal amount	Value

Arizona (83.6%)
Apache Cnty., Indl. Dev. Auth. Poll. Control Rev.
Bonds (Tucson Elec. Pwr. Co.), Ser. A, 5.85s, 3/1/28	Baa3	$500,000	$500,695
AZ Agricultural Impt. & Pwr. Dist. Elec. Syst. Rev.
Bonds (Salt River), Ser. A
5s, 1/1/37	Aa1	500,000	514,725
5s, 1/1/27	Aa1	1,000,000	1,081,950
AZ Game & Fish Dept. and Comm. Rev. Bonds (AGF
Administration Bldg.), 5s, 7/1/21	Baa1	700,000	735,560
AZ Hlth. Fac. Auth. Rev. Bonds
(Banner Hlth.), Ser. D, 5 1/2s, 1/1/38	A+	1,750,000	1,782,148
(Catholic Hlth. Care West), Ser. D, 5s, 7/1/28	A2	1,000,000	979,950
AZ Hlth. Fac. Auth. Hlth. Care Ed. Rev. Bonds
(Kirksville College), 5 1/8s, 1/1/30	A-	750,000	734,858
AZ School Fac. Board COP
5 3/4s, 9/1/22	A+	1,000,000	1,111,290
5 1/8s, 9/1/21	A+	190,000	203,429
AZ State COP
Ser. A, AGM, 5s, 10/1/29	AAA	500,000	507,205
Ser. A, AGM, 5s, 9/1/26	AAA	1,000,000	1,024,490
AZ State U. Nanotechnology LLC Lease Rev. Bonds
(Nanotechnology, LLC), Ser. A, AGO, 5s, 3/1/34	AAA	1,000,000	1,012,280
AZ State U. Syst. Rev. Bonds, Ser. 08-C, 6s, 7/1/26	AA	100,000	115,728
AZ Tourism & Sports Auth. Tax Rev. Bonds (Multi-Purpose Stadium Fac.)
Ser. A, NATL, 5s, 7/1/31	A2	1,500,000	1,476,690
Ser. A, NATL, 5s, 7/1/25	A2	825,000	835,527
Casa Grande, Indl. Dev. Auth. Rev. Bonds (Casa Grande
Regl. Med. Ctr.), Ser. A, 7 1/4s, 12/1/19	B+/P	150,000	148,535
Chandler, Wtr. & Swr. Rev. Bonds, FGIC, NATL, 8s,
7/1/14	AA+	2,150,000	2,720,997
Cochise Cnty., Indl. Dev. Auth. Rev. Bonds (Sierra
Vista Regl. Hlth. Ctr.), Ser. A, 6.2s, 12/1/21	BBB+/P	440,000	452,148
Gila Cnty., Unified School Dist. G.O. Bonds (No. 10
Payson 2006 School Impt.), Ser. A, AMBAC, 5 1/4s,
7/1/27	A2	1,000,000	1,028,700
Glendale, Indl. Dev. Auth. Rev. Bonds
(John C. Lincoln Hlth.), 5s, 12/1/42	BBB	500,000	435,045
(Midwestern U.), 5s, 5/15/26	A-	1,200,000	1,176,420
Glendale, Pub. Fac. Corp. Rev. Bonds (Western Loop
101), Ser. A, 7s, 7/1/28	AA	1,000,000	1,108,420
Maricopa Cnty. & Phoenix, Indl. Dev. Auth. Mtge. Rev.
Bonds (Single Fam.), Ser. A-2, GNMA Coll., FNMA Coll.,
FHLMC Coll., 5.8s, 7/1/40	Aaa	595,000	605,781
Maricopa Cnty., Indl. Dev. Auth. Hlth. Fac. Rev. Bonds
(Catholic Hlth. Care West), Ser. A, 6s, 7/1/39	A2	1,500,000	1,579,740
Maricopa Cnty., Indl. Dev. Auth. Hosp. Fac. Rev. Bonds
(Samaritan Hlth. Svcs.), Ser. A, NATL, U.S. Govt.
Coll., 7s, 12/1/16 (Prerefunded)	A	2,250,000	2,778,319
Maricopa Cnty., Indl. Dev. Auth. Solid Waste Disp.
Mandatory Put Bonds (Waste Mgt., Inc.), 7s, 12/1/10	BBB	200,000	207,146
Maricopa Cnty., Poll. Control Rev. Bonds
(El Paso Elec. Co.), Ser. A, 7 1/4s, 2/1/40	Baa2	1,300,000	1,475,149
(Public Service Co. of NM), Ser. A, 6.3s, 12/1/26	Baa3	1,000,000	1,002,080
Maricopa Cnty., Unified School Dist. G.O. Bonds (No.
60 Higley School Impt.), Ser. C, 5s, 7/1/27	A2	1,000,000	1,050,650
McAllister, Academic Village Rev. Bonds (AZ State U.
Hassayampa), 5 1/4s, 7/1/26	AA-	1,000,000	1,056,530
Mohave Cnty., COP (Mohave Administration Bldg.),
AMBAC, 5 1/4s, 7/1/19	A/P	2,000,000	2,071,780
Navajo Cnty., Poll. Control Corp. Mandatory Put Bonds,
Ser. E, 5 3/4s, 6/1/16	Baa2	800,000	834,824
Phoenix & Pima Cnty., Indl. Dev. Auth. Rev. Bonds
(Single Fam.), Ser. 4, GNMA Coll., FNMA Coll., FHLMC
Coll., 5.8s, 12/1/39	Aaa	595,000	620,645
Phoenix, G.O. Bonds, Ser. B, 5s, 7/1/27	AAA	1,500,000	1,578,660
Phoenix, Civic Impt. Corp. Arpt. Rev. Bonds (Sr.
Lien), Ser. B, FGIC, NATL, 5 3/4s, 7/1/19	Aa3	1,000,000	1,031,500
Phoenix, Civic Impt. Corp. Dist. Rev. Bonds (Civic
Plaza), Ser. B, FGIC, NATL
zero %, 7/1/43	AA	1,000,000	852,950
zero %, 7/1/32	AA	1,000,000	881,210
Phoenix, Civic Impt. Corp. Waste Wtr. Syst. Rev.
Bonds, 5 1/2s, 7/1/24	AAA	500,000	562,825

Phoenix, Hsg. Mtge. Fin. Corp. Rev. Bonds (Section 8
Assistances), Ser. A, NATL, FHA Insd., 6.9s, 1/1/23	A	940,000	945,151
Phoenix, Indl. Dev. Auth. Ed. Rev. Bonds (Career
Success Schools), 7 1/8s, 1/1/45	BBB-	200,000	198,570
Pima Cnty., Indl. Dev. Auth. Rev. Bonds
(Tucson Elec. Pwr. Co.), 5 3/4s, 9/1/29	Baa3	1,200,000	1,202,988
(Metro Police Fac.), Ser. A, 5 1/4s, 7/1/31	AA	500,000	510,315
(Horizon Cmnty. Learning Ctr.), 5.05s, 6/1/25	BBB	125,000	100,358
Pinal Cnty., COP, 5s, 12/1/26	A	1,000,000	1,002,850
Pinal Cnty., Elec. Syst. Rev. Bonds (Dist. No.4), 6s,
12/1/38	BBB	500,000	502,305
Queen Creek, Special Assmt. Bonds (Impt. Dist. No. 001)
5s, 1/1/26	Baa2	200,000	188,096
5s, 1/1/17	Baa2	500,000	498,535
Rio Nuevo, Multi-Purpose Fac. Dist. Rev. Bonds, AGO,
6s, 7/15/19	AAA	1,000,000	1,142,500
Salt Verde, Fin. Corp. Gas Rev. Bonds, 5s, 12/1/37	A	750,000	640,740
Scottsdale, Indl. Dev. Auth. Hosp. Rev. Bonds
(Scottsdale Hlth. Care), Ser. A, 5 1/4s, 9/1/30	A3	1,500,000	1,450,665
Scottsdale, Muni. Property Corp. Excise Tax Rev. Bonds
(Wtr. & Swr. Dev.), Ser. A, 5s, 7/1/28	AAA	1,000,000	1,061,450
Snowflake, Excise Tax Rev. Bonds, 5s, 7/1/18	A	960,000	993,216
South Campus Group, LLC Student Hsg. Rev. Bonds (AZ
State U. South Campus), NATL
5 5/8s, 9/1/28	A	1,250,000	1,288,488
5 5/8s, 9/1/23	A	1,065,000	1,114,906
Tempe, Indl. Dev. Auth. Lease Rev. Bonds (ASU
Foundation), AMBAC, 5s, 7/1/28	A/P	2,215,000	2,223,594
Tempe, Indl. Dev. Auth. Sr. Living Rev. Bonds
(Friendship Village), Ser. A, 5 3/8s, 12/1/13	BB-/P	157,000	153,213
Tucson & Pima Cnty., Indl. Dev. Auth. Rev. Bonds
(Single Fam. Mtge.)
Ser. 1A, GNMA Coll., 5 1/2s, 1/1/35	AA+	915,000	927,600
Ser. B, GNMA Coll., FNMA Coll., FHLMC Coll., 5.35s,
6/1/47	Aaa	705,000	726,601
U. Medical Ctr. Corp. AZ Hosp. Rev. Bonds
6 1/2s, 7/1/39	Baa1	500,000	535,300
6 1/4s, 7/1/29	Baa1	500,000	537,990
U. of AZ Board Regents Syst. Rev. Bonds, Ser. A, 5s,
6/1/35	AA	500,000	516,030
Vistancia, Cmnty. Fac. Dist. G.O. Bonds, 4.4s, 7/15/21	Baa1	1,100,000	1,011,791
Yavapai Cnty., Indl. Dev. Auth. Rev. Bonds (Yavapai
Regl. Med. Ctr.), Ser. A, 6s, 8/1/33	Baa2	1,000,000	1,007,580
Yavapai Cnty., Indl. Dev. Auth. Solid Waste Disp. Rev.
Bonds (Waste Mgmt., Inc.), Ser. A-1, 4.9s, 3/1/28	BBB	500,000	474,760

			58,832,171

Guam (1.5%)

Territory of GU, Econ. Dev. & Comm. Auth. Rev. Bonds
(Tobacco Settlement), 5 5/8s, 6/1/47	BBB+/F	965,000	809,712
Territory of GU, Govt. Ltd. Oblig. Rev. Bonds (Section
30), Ser. A, 5 3/4s, 12/1/34	BBB-	250,000	254,643

			1,064,355

Puerto Rico (9.8%)

Children's Trust Fund Tobacco Settlement Rev. Bonds,
5 1/2s, 5/15/39	BBB	100,000	88,521
Cmnwlth. of PR, G.O. Bonds, Ser. A, 5 1/4s, 7/1/22	Baa3	500,000	508,300
Cmnwlth. of PR, Aqueduct & Swr. Auth. Rev. Bonds,
Ser. A
6s, 7/1/44	Baa3	1,250,000	1,281,125
6s, 7/1/38	Baa3	675,000	692,260
Cmnwlth. of PR, Hwy. & Trans. Auth. Rev. Bonds, Ser.
X, NATL, 5 1/2s, 7/1/15	A	400,000	430,100
Cmnwlth. of PR, Indl. Tourist Edl. Med. & Env. Control
Fac. Rev. Bonds (Cogen. Fac.-AES), 6 5/8s, 6/1/26	Baa3	1,000,000	1,009,840
Cmnwlth. of PR, Pub. Bldg. Auth. Rev. Bonds (Govt.
Fac.)
Ser. P, Cmnwlth. of PR Gtd., 6s, 7/1/20	Baa3	1,500,000	1,603,695
Ser. I, Cmnwlth. of PR Gtd., 5 1/4s, 7/1/29	Baa3	225,000	220,964
Cmnwlth. of PR, Sales Tax Fin. Corp. Rev. Bonds, Ser. A
NATL, zero %, 8/1/43	Aa3	1,500,000	193,155
zero %, 8/1/31	A+	3,250,000	834,795

			6,862,755

Virgin Islands (2.0%)

VI Pub. Fin. Auth. Rev. Bonds
Ser. A, 6s, 10/1/39	Baa3	150,000	151,404
Ser. A-1, 5s, 10/1/39	Baa2	175,000	160,808
(Hovensa Refinery Fac.), 4.7s, 7/1/22	Baa3	400,000	359,312
VI Tobacco Settlement Fin. Corp. Rev. Bonds, 5s,
5/15/31	Baa3	845,000	717,371

			1,388,895

TOTAL INVESTMENTS

Total investments (cost $65,826,248) (b)			$68,148,176

NOTES

(a) Percentages indicated are based on net assets of $70,324,012.

(RAT) The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at February 28, 2010 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at February 28, 2010. Securities rated by Putnam are indicated by "/P." Securities rated by Fitch are indicated by "/F." The rating of an insured security represents what is believed to be the most recent rating of the insurer's claims-paying ability available at February 28, 2010 and does not reflect any subsequent changes. Security ratings are defined in the Statement of Additional Information.

(b) The aggregate identified cost on a tax basis is $65,826,248, resulting in gross unrealized appreciation and depreciation of $3,092,591 and $770,663, respectively, or net unrealized appreciation of $2,321,928.

The rates shown on Mandatory Put Bonds are the current interest rates at February 28, 2010.

The dates shown on Mandatory Put Bonds are the next mandatory put dates.

The dates shown on debt obligations other than Mandatory Put Bonds are the original maturity dates.

The fund had the following sector concentrations greater than 10% at February 28, 2010 (as a percentage of net assets):

Utilities	20.5%
Local Government	14.4
Education	13.6
Healthcare	12.9

The fund had the following insurance concentration greater than 10% at February 28, 2010 (as a percentage of net assets):

NATL	20.7%

Security valuation: Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Certain investments, including certain restricted and illiquid securities and derivatives are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosure ("ASC 820") establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of February 28, 2010:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Municipal bonds and notes	$--	$68,148,176	$--

Totals by level	$--	$68,148,176	$--

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Arizona Tax Exempt Income Fund

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: April 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer
Date: April 28, 2010

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: April 28, 2010